ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts payable and accrued liabilities	$ 4,898,825	$ 5,207,323
Reclamation provision	2,426,378	1,285,031	$ 1,411,293
Accounts payable and accrued liabilities, end of year	$ 7,325,203	$ 6,492,354